Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (4,340,975)	$ (11,525,102)	$ (27,114,293)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation	1,125,254	1,207,510	1,192,578
Share-based compensation	1,265,189	1,646,999	1,682,460
Loss on investments in marketable securities, net	9,266	134,134	8,031,595
Unrealized gain from fair value change of the long-term investments, net	(6,353,888)	(5,588,051)
Loss on investments in derivatives			4,289
Gain on derecognition of non-financial assets			(75,000)
Loss on disposal of long-lived assets	110,852	205,189	392
Impairment loss on long-lived assets	750,381
Allowance for credit loss of due from a related party	521,007
Write-off of prepayment and other receivables	62,369
Write-down of inventories	13,206
Loss on disposal of subsidiaries			3,638
Gain on use of digital currencies			(4,918)
Settlement of service fee by tokens and digital currencies			90,457
Operating lease cost	252,345	349,031	425,280
Interest income		(235,560)	(41,246)
Interest expense and accretion of convertible debts	45,266	87,537	130,397
Accretion of finance lease obligation		1,435	4,450
Reversal of deferred cash bonus	(1,646,228)
Changes in operating assets and liabilities
Accounts receivable	126,717	(95,704)	(16,501)
Inventories	14,516	8,053	3,358
Other receivables and prepayments	226,805	(105,584)	695,308
Long-term deposits	29,106	19,328
Due from brokers	652	75,728	83,957
Amounts due from related parties	63,050	(46,349)	112,635
Amounts due to related parties	(8,524)	(6,805)	(264,934)
Accounts payable and accrued expenses	398,635	1,918,751	855,272
Operating lease liabilities	(389,365)	(369,505)	(450,807)
Net cash used in operating activities	(7,724,364)	(12,318,965)	(14,651,633)
Cash flows from investing activities
Purchases of intangible assets			(6,026)
Purchases of property and equipment	(3,015)	(186,916)	(131,750)
Proceeds from disposal of property and equipment	15,385
Disposal of subsidiaries, net of cash disposed			(113,830)
Proceeds from sales of investment securities	93,215		20,116,734
Loan to a related party	(92,459)	(330,341)	(3,358,089)
Repayment of loan and interest from a related party	611,641	2,962,153
Net cash provided by investing activities	624,767	2,444,896	16,507,039
Cash flows from financing activities
Loan from related parties	2,500,000	500,000	3,500,000
Repayment of loan due to related parties			(5,489,665)
Proceeds from issuance of subsidiaries shares		5,360
Proceeds from issuance of Class A Ordinary Shares and warrants	1,575,562		4,000,000
Payments of offering costs
Exercise of share options	16,506	169,460	694,224
Exercise of warrants			130,012
Loan from a bank		3,000,000
Repayment of bank loan	(3,000,000)
Proceeds from issuance of convertible notes	3,000,000	3,000,000
Payment of finance lease obligations		(49,358)	(53,846)
Net cash provided by financing activities	4,092,068	6,625,462	2,780,725
Net (decrease) increase in cash and cash equivalents and restricted cash	(3,007,529)	(3,248,607)	4,636,131
Cash and cash equivalents and restricted cash – Beginning of year	5,012,880	8,261,487	3,625,356
Cash and cash equivalents and restricted cash – End of year	2,005,351	5,012,880	8,261,487
Supplemental disclosures of cash flow information
Interest paid	94,108	64,744	273,155
Income taxes paid
Proceeds in broker accounts			20,116,734
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities	338,525	549,596
Settlement of service fee by tokens and digital currencies			90,457
Convertible notes converted to Class A Ordinary Shares	6,000,000
Settlement of deferred cash bonus by issuance of share options	3,078,196
Reconciliation of cash and restricted cash
Cash and cash equivalents	2,005,351	1,882,545	8,131,217
Restricted cash		3,130,335	130,270
Total cash and cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 2,005,351	$ 5,012,880	$ 8,261,487